Goodwill - Additional Information (Detail)	Aug. 22, 2014	Aug. 11, 2005	Jul. 12, 2002
Empresa Electrica Pangue S.A. [Member]
Disclosure Of Information About Goodwill [Line Items]
Percentage of acquisition through put option			2.51%
Inversiones Lo Venecia Ltda [Member]
Disclosure Of Information About Goodwill [Line Items]
Ownership interest in subsidiary		25.00%
GasAtacama Chile S.A. [Member]
Disclosure Of Information About Goodwill [Line Items]
Ownership interest in subsidiary	50.00%